Employees (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Directors' remuneration expense	£ 1,275,713	£ 1,061,325	£ 982,027
Pension contributions	216,161	136,972	154,887
Top of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Directors' remuneration expense	443,817	332,468	365,194
Pension contributions